Common Shares: (Details Text) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($) $ / shares shares
Common Shares: [Abstract]
Private placement gross proceeds | $	$ 34.3
Private placement shares issued | shares	8,562,500
Private placement price per share | $ / shares	$ 4.00
Options exercised | shares	2,300,000
Option exercise price | $ / shares	$ 1.82
Option exercise net proceeds | $	$ 4.1